Note 21 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
		12/31/2024		12/31/2023
Description	Note	Measured at amortized cost	Fair value through profit and loss(1)	Measured at amortized cost	Fair value through profit and loss(1)
Assets
Current
Cash and cash equivalents	5	66,053	-	64,403	-
Trade accounts receivable	6	-	16,663	-	29,693
Accounts receivable from related parties	13	-	-	14	-
Non-current
Loan and accounts receivable from related parties	13	18,632	-	13,160	-
Cash held as collateral	10	18,249	-	15,269	-
		102,934	16,663	92,846	29,693

Liabilities
Current
Suppliers	14	33,885	-	59,826	-
Loans and export prepayment	15	88,606	-	28,907	-
Lease liability	16	2,522		2,132
Accounts payable		13,048	-	11,326	-
Prepayment from customer	17	-	2,178	-	-
Non-current
Loans and export prepayment	15	161,117	-	141,999	-
Lease liability	16	2,064		3,595
		301,242	2,178	247,785	-

Disclosure of credit risk [text block]
Description	12/31/2024	12/31/2023
Canadian dollar
Cash and cash equivalents	86	68
Suppliers	-	(779)
Account payables	(4,314)	(6,136)
Other current liabilities	(43)	(67)
	(4,271)	(6,914)

United States dollar
Cash and cash equivalents	44,659	4,557
Trade accounts receivable	11,583	22,400
Prepayment from customer	(1,514)	-
Interest in export prepayment agreement	(1,118)	(11,689)
Export prepayment agreement	(159,631)	(109,644)
	(106,021)	(94,376)

Disclosure of financial instruments by type of interest rate [text block]
				Appreciation (R$)		12/31/2024	12/31/2024
Interest rate swap	Maturity	Functional currency	Notional	Asset position R$	Liabilities position R$	Receivable / (Payable) R$	Impact on financial income / (expense)
Swap	12/2/2024	R$	105,200	-	-	-	(560)
Swap	11/24/2025	R$	121,070	121,915	(122,471)	(556)	(130)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
Contractual obligations	Up to 1 year	1-3 years	4-5 years	More than 5 years	Total
Suppliers	33,885	-	-	-	33,885
Accounts payable	13,048	-	-	-	13,048
Loans and export prepayment	88,606	151,517	8,065	3,542	251,730
Lease liabilities	2,522	1,728	217	119	4,586

Disclosure of detailed information for capital structure [text block]
	12/31/2024	12/31/2023
Loans and export prepayment agreement	249,723	170,906
Shareholders' equity	132,830	214,284
Gross debts(*)/shareholders' equity	1.88	0.80

Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
Changes in interest rates and exchange rates		Notional	Probable scenario (1)	Scenario [1]	Scenario [2]
Assets
Rate		12.15%	13.15%	11.84%	10.52%
Short-term investments (Note 5)	CDI (-10% and -20%)	30,292	1,903	1,713	1,522
		Notional	Probable scenario (1)	Scenario [1]	Scenario [2]
Liabilities
Rate		12.25%	13.25%	14.58%	15.90%
BDMG	Selic (+10% and +20%)	20,493	(1,297)	(1,427)	(1,556)

Rate		5.52%	4.59%	4.70%	4.82%
Export prepayment agreement	BSBY (+2.5% and +5.0%)	143,850	(3,217)	(3,298)	(3,463)

Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
	12/31/2024
Currency	Exchange rate	Probable scenario (1)	Scenario 1 (+/-10%)	Scenario 2 (+/-20%)
CAD (+)	4.3047	4.0260	4.4286	4.8312
CAD (-)	4.3047	4.0260	3.6234	3.2208
USD (+)	6.1923	5.8301	6.4131	6.9961
USD (-)	6.1923	5.8301	5.2471	4.6641

Sensitvity analysis, effect on profit or loss [text block]
	12/31/2024
	Notional	Probable scenario (1)	Scenario 1	Scenario 2
Canadian dollar-denominated (+)	(4,271)	(296)	119	465
Canadian dollar-denominated (-)	(4, 271)	(296)	(803)	(1,437)
U.S dollar-denominated (+)	(106,021)	(6,587)	3,650	12,181
U.S dollar-denominated (-)	(106,021)	(6,587)	(19,099)	(34,738)